Derivative Instruments (Fair Value of Derivative Instruments on Balance Sheet) (Details) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional	$ 31.2
Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notional	13.8	18.1
Other current assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0.6
Other current assets | Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0.6
Other current assets | Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	$ 0	$ 0.1